FT Vest Emerging Markets Buffer ETF - September Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest Emerging Markets Buffer ETF - September | FT Vest Emerging Markets Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	20.94%